Lease Prepayments (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Non-current portion	$ 3,138	18,999	19,523
Current portion - amount charged to expense next year	75	454	454
Total lease prepayments of land use rights	$ 3,213	19,453	19,977